UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares		Value
Common Stocks: 87.5%
Aerospace & Defense: 3.3%
15,120	Boeing Co.	$5,072,911

Banks: 3.8%
55,125	JPMorgan Chase & Co.	5,744,025

Capital Markets: 1.8%
68,260	Brookfield Asset Management, Inc. - Class A	2,767,261

Chemicals: 6.7%
69,930	DowDuPont, Inc.	4,609,786
95,275	RPM International, Inc.	5,556,438
		10,166,224

Commercial Services & Supplies: 2.6%
53,805	Waste Connections, Inc.	4,050,440

Diversified Consumer Services: 3.8%
96,960	ServiceMaster Global Holdings, Inc. [1]	5,766,211

Electric Utilities: 3.3%
29,905	NextEra Energy, Inc.	4,995,032

Equity Real Estate Investment Trusts - REITS: 5.9%
53,395	Crown Castle International Corp.	5,757,049
29,625	Digital Realty Trust, Inc.	3,305,558
		9,062,607

Food & Staples Retailing: 4.0%
161,405	US Foods Holding Corp. [1]	6,104,337

Food Products: 2.3%
40,942	Post Holdings, Inc. [1]	3,521,831

Health Care Equipment & Supplies: 7.4%
47,600	Danaher Corp.	4,697,168
110,445	Hologic, Inc. [1]	4,390,189
8,440	Teleflex, Inc.	2,263,692
		11,351,049

Internet Software & Services: 9.0%
8,877	Alphabet, Inc. - Class C [1]	9,903,625
20,060	Facebook, Inc. - Class A [1]	3,898,059
		13,801,684

IT Services: 2.6%
21,565	Cognizant Technology Solutions Corp. - Class A	1,703,419
17,620	Visa, Inc. - Class A	2,333,769
		4,037,188

Life Sciences Tools & Services: 1.0%
24,245	Agilent Technologies, Inc.	1,499,311

Machinery: 2.1%
75,530	Pentair Plc	3,178,302

Media: 2.3%
12,080	Charter Communications, Inc. - Class A [1]	3,541,977

Mortgage Real Estate Investment Trusts - REITS: 1.1%
83,255	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,644,286

Pharmaceuticals: 10.4%
207,810	Bayer AG - ADR	5,731,400
32,850	Johnson & Johnson	3,986,019
81,105	Novartis AG - ADR	6,126,672
		15,844,091

Professional Services: 2.6%
77,985	IHS Markit Ltd. [1]	4,023,246

Semiconductors & Semiconductor Equipment: 2.8%
46,845	Microchip Technology, Inc.	4,260,553

Software: 4.1%
63,130	Microsoft Corp.	6,225,249

Trading Companies & Distributors: 4.6%
89,726	Air Lease Corp.	3,765,800
124,950	Univar, Inc. [1]	3,278,688
		7,044,488

Total Common Stocks
(Cost $99,819,178)		133,702,303

Partnerships & Trusts: 8.3%
Hotels, Restaurants & Leisure: 3.0%
73,426	Cedar Fair L.P.	4,626,572

Oil, Gas & Consumable Fuels: 5.3%
291,965	Enterprise Products Partners L.P.	8,078,672

Total Partnerships & Trusts
(Cost $3,999,215)		12,705,244

Principal Amount
Bonds: 1.3%
Corporate Bonds: 1.3%
Food Products: 1.3%
Tyson Foods, Inc.
$2,000,000	2.781% (3 Month LIBOR USD + 0.450%), 08/21/2020 [2]	2,000,607

Total Corporate Bonds
(Cost $2,000,940)	2,000,607

Total Bonds
(Cost $2,000,940)	2,000,607

Shares
Short-Term Investments: 3.2%
Money Market Funds: 3.2%
4,867,740	Federated U.S. Treasury Cash Reserves - Class I, 1.707% [3]	4,867,740

Total Money Mareket Funds
(Cost $4,867,740)	4,867,740

Total Short-Term Investments
(Cost $4,867,740)	4,867,740

Total Investments in Securities: 100.3%
(Cost $110,687,073)	153,275,894
Liabilities in Excess of Other Assets: (0.3)%	(440,959)
Total Net Assets: 100.0%	$152,834,935

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
REITS -	Real Estate Investment Trust
USD -	United States Dollar
[1]	Non-income producing security.
[2]	Variable rate security; rate shown is the rate in effect on June 30, 2018.
[3]	Annualized seven-day yield as of June 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2018 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$133,702,303	$–	$–	$133,702,303
Partnerships & Trusts[1]	12,705,244	–	–	12,705,244
Corporate Bonds[1]	–	2,000,607	–	2,000,607
Short-Term Investments	4,867,740	–	–	4,867,740
Total Assets:	$151,275,287	$2,000,607	$–	$153,275,894

[1]See Schedule of Investments for industry breakouts.
The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares		Value
Common Stocks: 2.5%
Food & Staples Retailing: 0.9%
1,836,308	Southeastern Grocers, Inc. [2,6,11]	$56,007,394

Machinery: 1.0%
2,545,189	Blue Bird Corp. [11]	56,884,974

Metals & Mining: 0.6%
823	Real Alloy Holding, Inc. [2,11]	36,489,856

Total Common Stocks
(Cost $175,813,905)		149,382,224

Convertible Preferred Stocks: 1.2%
Machinery: 0.3%
90,675	Blue Bird Corp., 7.625% [1]	17,493,021

Road & Rail: 0.9%
490,000	Daseke, Inc., 7.625% [1]	55,666,842

Total Convertible Preferred Stocks
(Cost $58,067,500)		73,159,863

Principal Amount
Bonds: 79.5%
Corporate Bonds: 73.7%
Aerospace & Defense: 3.5%
	ADS Tactical, Inc.
$67,474,000	9.000%, 12/31/2022 [1,2,6]	68,823,480
	General Dynamics Corp.
13,000,000	2.736% (3 Month LIBOR USD + 0.380%), 05/11/2021 [3]	13,050,640
	Kratos Defense & Security Solutions, Inc.
31,250,000	6.500%, 11/30/2025 [1]	32,460,938
	Spirit AeroSystems, Inc.
32,185,000	3.118% (3 Month LIBOR USD + 0.800%), 06/15/2021 [3]	32,247,559
	TransDigm, Inc.
63,747,000	5.500%, 10/15/2020	63,826,684
		210,409,301
Air Freight & Logistics: 1.4%
	XPO Logistics, Inc.
83,414,000	6.500%, 06/15/2022 [1]	85,603,618
2,500,000	6.125%, 09/01/2023 [1]	2,575,000
		88,178,618
Airlines: 3.2%
	Allegiant Travel Co.
75,502,000	5.500%, 07/15/2019	76,257,020
	American Airlines 2012-2 Class C Pass Through Trust
75,500,000	4.700%, 06/03/2021	75,434,390
	United Continental Holdings, Inc.
41,846,000	4.250%, 10/01/2022	40,433,698
		192,125,108

Auto Components: 0.8%
	American Axle & Manufacturing, Inc.
15,443,000	7.750%, 11/15/2019	16,292,365
12,461,000	6.625%, 10/15/2022	12,803,677
21,500,000	6.250%, 03/15/2026	21,016,250
		50,112,292
Automobiles: 1.2%
	Harley-Davidson Financial Services, Inc.
24,000,000	2.831% (3 Month LIBOR USD + 0.500%), 05/21/2020 [1,3]	24,056,464
	Jaguar Land Rover Automotive Plc
20,812,000	4.125%, 12/15/2018 [1]	20,916,060
25,230,000	4.250%, 11/15/2019 [1]	25,324,613
		70,297,137
Beverages: 1.1%
	Beverages & More, Inc.
60,000,000	11.500%, 06/15/2022 [1]	51,900,000
	Cott Holdings, Inc.
14,050,000	5.500%, 04/01/2025 [1]	13,698,750
		65,598,750
Building Products: 1.9%
	Cleaver-Brooks, Inc.
48,560,000	7.875%, 03/01/2023 [1]	50,138,200
	Griffon Corp.
66,798,000	5.250%, 03/01/2022	65,238,267
		115,376,467
Capital Markets: 1.9%
	Donnelley Financial Solutions, Inc.
31,000,000	8.250%, 10/15/2024	32,550,000
	MAI Holdings, Inc.
19,750,000	9.500%, 06/01/2023 [1]	20,416,562
	Oppenheimer Holdings, Inc.
59,000,000	6.750%, 07/01/2022	60,548,750
		113,515,312
Chemicals: 2.3%
	CF Industries, Inc.
2,728,000	7.125%, 05/01/2020	2,888,270
	Consolidated Energy Finance SA
101,225,000	6.091% (3 Month LIBOR USD + 3.750%), 06/15/2022 [1,3]	101,262,892
34,500,000	6.875%, 06/15/2025 [1]	35,535,000
		139,686,162
Commercial Services & Supplies: 6.3%
	Conduent Finance, Inc. / Xerox Business Services LLC
44,500,000	10.500%, 12/15/2024 [1]	53,344,375
	GFL Environmental, Inc.
49,000,000	5.625%, 05/01/2022 [1]	47,407,500
	Harland Clarke Holdings Corp.
59,000,000	8.375%, 08/15/2022 [1]	58,115,000
	LSC Communications, Inc.
66,291,000	8.750%, 10/15/2023 [1]	65,213,771
	Quad/Graphics, Inc.
61,528,000	7.000%, 05/01/2022	63,066,200
	R.R. Donnelley & Sons Co.
26,875,000	7.875%, 03/15/2021	27,412,500
22,311,000	8.875%, 04/15/2021	23,342,884
12,428,000	7.000%, 02/15/2022	12,676,560
20,200,000	6.500%, 11/15/2023	19,897,000

	Waste Pro USA, Inc.
2,250,000	5.500%, 02/15/2026 [1]	2,168,437
	Wrangler Buyer Corp.
10,000,000	6.000%, 10/01/2025 [1]	9,500,000
		382,144,227
Construction & Engineering: 1.8%
	Michael Baker International LLC
79,000,000	8.750%, 03/01/2023 [1]	77,420,000
	Tutor Perini Corp.
5,760,000	2.875%, 06/15/2021	5,782,884
24,000,000	6.875%, 05/01/2025 [1]	24,090,000
		107,292,884
Construction Materials: 0.2%
	Vulcan Materials Co.
15,000,000	2.941% (3 Month LIBOR USD + 0.600%), 06/15/2020 [3]	14,984,258

Consumer Finance: 4.8%
	Ally Financial, Inc.
49,000,000	3.250%, 11/05/2018	49,061,250
74,349,000	8.000%, 12/31/2018	75,928,916
	American Express Co.
39,000,000	2.846% (3 Month LIBOR USD + 0.525%), 05/17/2021 [3]	39,124,715
	Enova International, Inc.
66,224,000	9.750%, 06/01/2021	70,031,880
34,000,000	8.500%, 09/01/2024 [1]	35,360,000
	EZCORP, Inc.
16,285,000	2.875%, 07/01/2024 [1]	22,316,150
		291,822,911
Electrical Equipment: 0.9%
	Power Solutions International, Inc.
53,000,000	6.500%, 01/01/2020 (Next Step-up: 7.500%, 10/01/2018) [1,2,5,6]	53,368,191

Energy Equipment & Services: 0.6%
	McDermott Technology Americas, Inc. / McDermott Technology U.S., Inc.
37,250,000	10.625%, 05/01/2024 [1]	38,926,250

Food & Staples Retailing: 1.9%
	Cumberland Farms, Inc.
28,345,000	6.750%, 05/01/2025 [1]	28,770,175
	KeHE Distributors LLC
70,507,000	7.625%, 08/15/2021 [1]	68,744,325
	Tops Holding / Tops Markets II
61,582,000	9.000%, 03/15/2021 [1,2,6,9]	16,518,140
		114,032,640

Food Products: 2.5%
	Dean Foods Co.
67,246,000	6.500%, 03/15/2023 [1]	64,724,275
	Kraft Heinz Foods Co.
17,903,000	2.000%, 07/02/2018	17,903,000
	Simmons Foods, Inc.
71,329,000	5.750%, 11/01/2024 [1]	62,234,553
	Tyson Foods, Inc.
10,000,000	2.781% (3 Month LIBOR USD + 0.450%), 08/21/2020 [3]	10,003,035
		154,864,863
Health Care Providers & Services: 1.9%
	Centene Corp.
75,508,000	5.625%, 02/15/2021	77,291,876
	HCA, Inc.
36,927,000	3.750%, 03/15/2019	37,157,794
		114,449,670
Hotels, Restaurants & Leisure: 3.4%
	Carrols Restaurant Group, Inc.
83,161,000	8.000%, 05/01/2022	86,903,245
	International Game Technology
47,255,000	5.500%, 06/15/2020	48,686,827
	Scientific Games International, Inc.
60,577,000	10.000%, 12/01/2022	64,861,005
	Stars Group Holdings B.V.
5,000,000	7.000%, 07/15/2026 [1]	5,062,500
		205,513,577
Household Durables: 1.7%
	AV Homes, Inc.
34,478,000	6.625%, 05/15/2022	35,641,633
	The New Home Co., Inc.
64,959,000	7.250%, 04/01/2022	67,140,323
		102,781,956
Industrial Conglomerates: 1.4%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
58,109,000	6.000%, 08/01/2020	58,871,681
28,700,000	6.250%, 02/01/2022	29,345,750
		88,217,431
IT Services: 2.2%
	Alliance Data Systems Corp.
29,138,000	5.875%, 11/01/2021 [1]	29,793,605
15,600,000	5.375%, 08/01/2022 [1]	15,754,050
	Unisys Corp.
78,630,000	10.750%, 04/15/2022 [1]	88,458,750
		134,006,405
Leisure Products: 1.0%
	American Outdoor Brands Corp.
63,250,000	5.000%, 08/28/2020 [1,2,6]	63,232,859

Machinery: 1.8%
	Navistar International Corp.
64,250,000	6.625%, 11/01/2025 [1]	66,338,125
	Wabash National Corp.
8,750,000	5.500%, 10/01/2025 [1]	8,421,875
	Welbilt, Inc.
33,534,000	9.500%, 02/15/2024	37,096,988
		111,856,988
Media: 3.3%
	DISH DBS Corp.
35,730,000	7.875%, 09/01/2019	37,159,200
89,747,000	5.125%, 05/01/2020	89,186,081
	MDC Partners, Inc.
5,586,000	6.500%, 05/01/2024 [1]	4,873,785
	Meredith Corp.
57,200,000	6.875%, 02/01/2026 [1]	56,556,500
	Salem Media Group, Inc.
12,000,000	6.750%, 06/01/2024 [1]	10,950,000
		198,725,566
Metals & Mining: 7.0%
	AK Steel Corp.
79,700,000	7.625%, 10/01/2021	81,668,590
	Century Aluminum Co.
69,550,000	7.500%, 06/01/2021 [1]	70,419,375
	Coeur Mining, Inc.
31,000,000	5.875%, 06/01/2024	30,031,250
	Hecla Mining Co.
79,512,000	6.875%, 05/01/2021	80,602,507
	Lundin Mining Corp.
100,000,000	7.875%, 11/01/2022 [1]	105,200,000
	Northwest Acquisitions ULC / Dominion Finco, Inc.
9,500,000	7.125%, 11/01/2022 [1]	9,500,000
	Real Alloy Holding, Inc.
14,750,000	10.000%, 05/31/2023 [1,2,6]	14,750,000
	Teck Resources Ltd.
26,750,000	8.500%, 06/01/2024 [1]	29,391,563
		421,563,285
Oil, Gas & Consumable Fuels: 4.7%
	Calumet Specialty Products Partners L.P.
13,293,000	6.500%, 04/15/2021	13,293,000
12,014,000	7.625%, 01/15/2022	12,074,070
47,758,000	7.750%, 04/15/2023	48,116,185
	Genesis Energy L.P. / Genesis Energy Finance Corp.
68,637,000	6.750%, 08/01/2022	69,666,555
	Global Partners / GLP Finance Corp.
52,571,000	6.250%, 07/15/2022	51,256,725
	NGL Energy Partners L.P.
58,655,000	5.125%, 07/15/2019	58,948,275
27,380,000	6.875%, 10/15/2021	27,824,925
	Sunoco LP / Sunoco Finance Corp.
3,000,000	4.875%, 01/15/2023 [1]	2,887,500
		284,067,235

Paper & Forest Products: 0.6%
	Resolute Forest Products, Inc.
33,436,000	5.875%, 05/15/2023	33,979,335

Pharmaceuticals: 0.7%
	Bayer U.S. Finance II LLC
44,975,000	2.965% (3 Month LIBOR USD + 0.630%), 06/25/2021 [1,3]	45,057,405

Road & Rail: 1.1%
	Herc Rentals, Inc.
63,200,000	7.500%, 06/01/2022 [1]	67,150,000

Semiconductors & Semiconductor Equipment: 0.2%
	Microchip Technology, Inc.
10,000,000	3.922%, 06/01/2021 [1]	10,023,441

Specialty Retail: 1.4%
	Caleres, Inc.
53,632,000	6.250%, 08/15/2023	55,509,120
	Penske Automotive Group, Inc.
29,159,000	3.750%, 08/15/2020	28,940,307
		84,449,427
Textiles, Apparel & Luxury Goods: 0.8%
	Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC
50,700,000	7.500%, 05/01/2025 [1]	50,763,375

Thrifts & Mortgage Finance: 1.0%
	Nationstar Mortgage Holdings, Inc.
59,477,000	9.625%, 05/01/2019	59,937,947

Tobacco: 0.7%
	Alliance One International, Inc.
44,000,000	9.875%, 07/15/2021	40,315,000

Trading Companies & Distributors: 2.5%
	Avation Capital SA
91,500,000	6.500%, 05/15/2021 [1]	92,186,250
	Fly Leasing Ltd.
13,830,000	6.375%, 10/15/2021	14,296,762
10,000,000	5.250%, 10/15/2024	9,400,000
	Intrepid Aviation Group Holdings LLC
33,480,000	6.875%, 02/15/2019 [1]	33,521,850
		149,404,862
Total Corporate Bonds
(Cost $4,504,579,301)		4,468,231,135

Convertible Bonds: 5.4%
Auto Components: 0.4%
	Horizon Global Corp.
33,222,000	2.750%, 07/01/2022	23,385,929

Consumer Finance: 0.3%
	EZCORP, Inc.
7,125,000	2.125%, 06/15/2019	7,239,157
9,750,000	2.375%, 05/01/2025 [1]	9,558,217
		16,797,374
Electronic Equipment, Instruments & Components: 0.3%
	OSI Systems, Inc.
20,000,000	1.250%, 09/01/2022	19,451,380

Equity Real Estate Investment Trusts - REITS: 0.3%
	Vereit, Inc.
18,388,000	3.000%, 08/01/2018	18,411,298

Health Care Providers & Services: 0.5%
	Aceto Corp.
42,164,000	2.000%, 11/01/2020	32,414,503

Internet Software & Services: 1.1%
	MINDBODY, Inc.
5,750,000	0.375%, 06/01/2023 [1]	5,794,522
	Nutanix, Inc.
4,000,000	N/A, 01/15/2023 [1,10]	4,953,752
	Web.com Group, Inc.
57,758,000	1.000%, 08/15/2018	57,753,380
		68,501,654
IT Services: 0.6%
	Unisys Corp.
22,700,000	5.500%, 03/01/2021	34,169,606

Machinery: 1.3%
	Chart Industries, Inc.
16,000,000	1.000%, 11/15/2024 [1]	19,521,760
	Navistar International Corp.
61,345,000	4.500%, 10/15/2018	61,781,163
		81,302,923
Metals & Mining: 0.5%
	Cleveland-Cliffs, Inc.
25,100,000	1.500%, 01/15/2025	30,890,570

Semiconductors & Semiconductor Equipment: 0.1%
	Rambus, Inc.
5,000,000	1.375%, 02/01/2023 [1]	4,751,540

Total Convertible Bonds
(Cost $322,216,476)		330,076,777

Private Mortgage Backed Obligations: 0.4%
Diversified Financial Services: 0.4%
	HAS Capital Income Opportunity Fund II
21,807,000	8.000%, 12/31/2024 (Cost $21,807,000, Acquisition Date 06/10/2016, 09/19/2016) [2,6,7]	22,486,135

Total Private Mortgage Backed Obligations
(Cost $21,807,000)		22,486,135

Total Bonds
(Cost $4,848,602,777)		4,820,794,047

Shares
Short-Term Investments: 16.4%
Money Market Funds: 5.7%
172,280,471	Federated U.S. Treasury Cash Reserves - Class I, 1.707% [4]	172,280,471
172,280,471	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 1.711% [4]	172,280,471
		344,560,942
Total Money Market Funds: 5.7%
(Cost $344,560,942)		344,560,942

Principal Amount
Commercial Paper: 10.7%
Aerospace & Defense: 1.3%
	Northrop Grumman Corp.
$29,000,000	2.471%, 08/29/2018 [1,8]	28,877,251
	Rockwell Collins, Inc.
19,000,000	2.285%, 07/09/2018 [1,8]	18,988,072
31,000,000	2.306%, 07/16/2018 [1,8]	30,966,433
		78,831,756
Auto Components: 0.8%
	Magna International, Inc.
25,000,000	2.324%, 07/12/2018 [1,8]	24,979,399
25,000,000	2.405%, 07/27/2018 [1,8]	24,954,247
		49,933,646
Chemicals: 0.8%
	Nutrien Ltd.
50,000,000	2.305%, 07/09/2018 [1,8]	49,965,514

Diversified Telecommunication Services: 0.8%
	AT&T, Inc.,
49,000,000	2.407%, 07/20/2018 [1,8]	48,933,944

Electrical Equipment: 0.4%
	Molex Electronic Technologies, LLC
20,000,000	2.364%, 07/06/2018 [1,8]	19,990,492

Food Products: 2.2%
	J.M. Smucker Co.
50,000,000	2.355%, 07/13/2018 [1,8]	49,955,666
	Mondelez International, Inc.
33,000,000	2.215%, 07/13/2018 [1,8]	32,964,267
50,000,000	2.286%, 07/16/2018 [1,8]	49,955,667
		132,875,600
Health Care Providers & Services: 0.8%
	Humana, Inc.
50,000,000	2.506%, 07/17/2018 [1,8]	49,940,325

Household Products: 0.4%
	Clorox Co.
24,100,000	2.282%, 07/05/2018 [1,8]	24,091,428

Internet Software & Services: 0.4%
	Bell Canada
25,000,000	2.254%, 07/05/2018 [1,8]	24,990,950

Pharmaceuticals: 0.6%
	Astrazeneca Plc
36,000,000	2.315%, 07/23/2018 [1,8]	35,947,896

Semiconductors & Semiconductor Equipment: 0.9%
	QUALCOMM, Inc.
50,000,000	2.154%, 07/03/2018 [1,8]	49,989,067

Trading Companies & Distributors: 0.5%
	Hitachi Capital America Corp.
31,550,000	2.404%, 07/18/2018 [8]	31,511,685

Water Utilities: 0.8%
	Bunge Asset Funding Corp.
50,000,000	2.553%, 08/20/2018 [1,8]	49,836,200

Total Commercial Paper
(Cost $646,897,093)		646,838,503

Total Short-Term Investments
(Cost $991,458,035)		991,399,445

Total Investments in Securities: 99.6%
(Cost $6,073,942,217)		6,034,735,579
Other Assets in Excess of Liabilities: 0.4%		25,237,505
Total Net Assets: 100.0%		$6,059,973,084

LIBOR -	London Interbank Offered Rate
REITS -	Real Estate Investment Trusts
USD -	United States Dollar
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the value of these securities amounted to $2,874,291,999 or 47.4% of net assets.
[2]	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[3]	Variable rate security; rate shown is the rate in effect on June 30, 2018.
[4]	Annualized seven-day yield as of June 30, 2018.
[5]	Step-up bond; rate shown is the rate in effect as of June 30, 2018.
[6]	All or a portion of this security is considered illiquid. As of June 30, 2018, the value of illiquid securities was $295,186,199 or 4.9% of net assets.
[7]	Security considered restricted. As of June 30, 2018, the value of the security was $22,486,135 or 0.4% of net assets.
[8]	Rate represents the yield to maturity from purchase price.
[9]	Security is in default. Coupon income is not being accrued.
[10]	Zero coupon security.
[11]	Non-income producing security.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2018 (Unaudited)

The Osterweis Strategic Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1,2]	$56,884,974	$–	$92,497,250	$149,382,224
Convertible Preferred Stocks [1,2]	–	73,159,863	–	73,159,863
Corporate Bonds [1,2]	–	4,251,538,465	216,692,670	4,468,231,135
Convertible Bonds [1]	–	330,076,777	–	330,076,777
Private Mortgage Backed Obligations [1]	–	–	22,486,135	22,486,135
Short-Term Investments [1]	344,560,942	646,838,503	–	991,399,445
Total Assets:	$401,445,916	$5,301,613,608	$331,676,055	$6,034,735,579

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Senior Corporate Notes	Total
Balance as of March 31, 2018	$-	$232,041,893	$21,807,000	$6,579,521	$260,428,414
Acquisitions	146,327,710	14,455,000	-	-	160,782,710
Dispositions	-	(28,132,928)	-	(6,579,521)	(34,712,449)
Accrued discounts/premiums	-	36,861	-	-	36,861
Realized gain (loss)	-	855	-	-	855
Change in unrealized appreciation /depreciation	(53,830,460)	(1,709,011)	679,135	-	(54,860,336)
Transfer in and/or out of Level 3	-	-	-	-	-
Balance as of June 30, 2018	$92,497,250	$216,692,670	$22,486,135	$-	$331,676,055

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2018	(53,830,460)	(9,735,230)	679,135	-	(62,886,555)

Type of Security	Fair Value at 06/30/2018	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks	$92,497,250	Issue Price	Market data	$44,360.79
		Single Broker Quote	Market data	$30.50
Corporate Bonds	$216,692,670	Issue Price	Market data	$100.00
		Transaction Price	Market data	$102.00
		Comparable Securities	Market data	$26.82
		Comparable Securities	Adjustment to yield	(97) bps - 38 bps
Private Mortgage Backed Obligations	$22,486,135	Discounted Cash Flows	Discount rate to maturity	8.15% - 8.20%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares		Value
Common Stocks: 54.8%
Aerospace & Defense: 1.5%
7,740	Boeing Co.	$2,596,847

Banks: 2.2%
37,430	JPMorgan Chase & Co.	3,900,206

Capital Markets: 1.3%
56,555	Brookfield Asset Management, Inc. - Class A	2,292,740

Chemicals: 3.8%
50,835	DowDuPont, Inc.	3,351,043
55,445	RPM International, Inc.	3,233,553
		6,584,596

Commercial Services & Supplies: 1.3%
30,765	Waste Connections, Inc.	2,315,989

Diversified Consumer Services: 1.7%
49,735	ServiceMaster Global Holdings, Inc. [1]	2,957,740

Electric Utilities: 1.7%
17,580	NextEra Energy, Inc.	2,936,387

Equity Real Estate Investment Trusts - REITS: 4.5%
30,535	Crown Castle International Corp.	3,292,284
19,705	Digital Realty Trust, Inc.	2,198,684
112,890	VICI Properties, Inc.	2,330,049
		7,821,017

Food & Staples Retailing: 2.7%
4,272	Southeastern Grocers, Inc. [1,5,6]	130,296
121,170	US Foods Holding Corp. [1]	4,582,649
		4,712,945

Food Products: 1.9%
37,785	Post Holdings, Inc. [1]	3,250,266

Health Care Equipment & Supplies: 4.4%
32,370	Danaher Corp.	3,194,272
73,145	Hologic, Inc. [1]	2,907,514
5,715	Teleflex, Inc.	1,532,820
		7,634,606

Internet Software & Services: 5.8%
5,856	Alphabet, Inc. - Class C [1]	6,533,247
18,560	Facebook, Inc. Class A [1]	3,606,579
		10,139,826

IT Services: 1.8%
22,755	Cognizant Technology Solutions Corp. - Class A	1,797,417
9,775	Visa, Inc. - Class A	1,294,699
		3,092,116

Life Sciences Tools & Services: 0.6%
16,420	Agilent Technologies, Inc.	1,015,413

Machinery: 2.0%
65,304	Blue Bird Corp. [1]	1,459,545
47,840	Pentair Plc	2,013,107
		3,472,652

Media: 1.1%
6,521	Charter Communications, Inc. - Class A [1]	1,912,022

Metals & Mining: 0.4%
17	Real Alloy Holding, Inc. [5]	733,284

Mortgage Real Estate Investment Trusts - REITS: 1.0%
89,235	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,762,391

Pharmaceuticals: 6.1%
12,273	Allergan Plc	2,046,154
125,280	Bayer AG - ADR	3,455,222
16,170	Johnson & Johnson	1,962,068
42,790	Novartis AG - ADR	3,232,357
		10,695,801

Professional Services: 1.8%
59,805	IHS Markit Ltd. [1]	3,085,340

Semiconductors & Semiconductor Equipment: 1.5%
29,110	Microchip Technology, Inc.	2,647,555

Software: 2.3%
40,695	Microsoft Corp.	4,012,934

Trading Companies & Distributors: 3.4%
57,230	Air Lease Corp.	2,401,943
135,920	Univar, Inc. [1]	3,566,541
		5,968,484

Total Common Stocks
(Cost $85,013,325)		95,541,157

Convertible Preferred Stocks: 0.9%
Machinery: 0.3%
2,325	Blue Bird Corp., 7.625% [2]	448,539

Road & Rail: 0.6%
10,000	Daseke, Inc., 7.625% [2]	1,136,058

Total Convertible Preferred Stocks
(Cost $1,232,500)		1,584,597

Partnerships & Trusts: 5.5%
Hotels, Restaurants & Leisure: 1.7%
47,915	Cedar Fair L.P.	3,019,124

Oil, Gas & Consumable Fuels: 3.8%
176,520	Enterprise Products Partners L.P.	4,884,308
25,775	Magellan Midstream Partners L.P.	1,780,537
		6,664,845

Total Partnerships & Trusts
(Cost $6,542,184)		9,683,969

Principal Amount
Bonds: 31.8%
Corporate Bonds: 28.9%
Aerospace & Defense: 1.7%
	ADS Tactical, Inc.
$1,476,000	9.000%, 12/31/2022 [2,5,6]	1,505,520
	Kratos Defense & Security Solutions, Inc.
1,000,000	6.500%, 11/30/2025 [2]	1,038,750
	TransDigm, Inc.
500,000	5.500%, 10/15/2020	500,625
		3,044,895
Air Freight & Logistics: 0.3%
	XPO Logistics, Inc.
500,000	6.125%, 09/01/2023 [2]	515,000

Airlines: 0.6%
	Allegiant Travel Co.
500,000	5.500%, 07/15/2019	505,000
	American Airlines 2012-2 Class C Pass Through Trust
500,000	4.700%, 06/03/2021	499,565
		1,004,565
Auto Components: 0.3%
	American Axle & Manufacturing, Inc.
500,000	6.250%, 03/15/2026	488,750

Beverages: 0.9%
	Beverages & More, Inc.
1,000,000	11.500%, 06/15/2022 [2]	865,000
	Cott Holdings, Inc.
700,000	5.500%, 04/01/2025 [2]	682,500
		1,547,500
Building Products: 0.9%
	Cleaver-Brooks, Inc.
500,000	7.875%, 03/01/2023 [2]	516,250
	Griffon Corp.
1,000,000	5.250%, 03/01/2022	976,650
		1,492,900

Capital Markets: 1.3%
	Donnelley Financial Solutions, Inc.
1,000,000	8.250%, 10/15/2024	1,050,000
	MAI Holdings, Inc.
250,000	9.500%, 06/01/2023 [2]	258,438
	Oppenheimer Holdings, Inc.
1,000,000	6.750%, 07/01/2022	1,026,250
		2,334,688
Chemicals: 0.6%
	CF Industries, Inc.
118,000	7.125%, 05/01/2020	124,933
	Consolidated Energy Finance SA
1,000,000	6.091% (3 Month LIBOR USD + 3.750%), 06/15/2022 [2,3]	1,000,374
		1,125,307
Commercial Services & Supplies: 3.3%
	Conduent Finance, Inc. / Xerox Business Services LLC
500,000	10.500%, 12/15/2024 [2]	599,375
	GFL Environmental, Inc.
1,000,000	5.625%, 05/01/2022 [2]	967,500
	Harland Clarke Holdings Corp.
1,000,000	8.375%, 08/15/2022 [2]	985,000
	LSC Communications, Inc.
1,000,000	8.750%, 10/15/2023 [2]	983,750
	Quad/Graphics, Inc.
1,000,000	7.000%, 05/01/2022	1,025,000
	R.R. Donnelley & Sons Co.
250,000	8.875%, 04/15/2021	261,562
676,000	7.000%, 02/15/2022	689,520
	Waste Pro USA, Inc.
250,000	5.500%, 02/15/2026 [2]	240,938
		5,752,645
Construction & Engineering: 1.3%
	Michael Baker International LLC
1,000,000	8.750%, 03/01/2023 [2]	980,000
	Tutor Perini Corp.
250,000	2.875%, 06/15/2021	250,993
1,000,000	6.875%, 05/01/2025 [2]	1,003,750
		2,234,743
Consumer Finance: 0.6%
	Enova International, Inc.
295,000	9.750%, 06/01/2021	311,962
	EZCORP, Inc.
550,000	2.875%, 07/01/2024 [2]	753,693
		1,065,655
Electrical Equipment: 1.2%
	Power Solutions International, Inc.
2,000,000	6.500%, 01/01/2020 (Next Step-up: 7.500%, 10/01/2018) [2,5,6,7]	2,013,894

Energy Equipment & Services: 0.4%
	McDermott Technology Americas, Inc. / McDermott Technology U.S., Inc.
750,000	10.625%, 05/01/2024 [2]	783,750

Food & Staples Retailing: 1.8%
	Cumberland Farms, Inc.
500,000	6.750%, 05/01/2025 [2]	507,500
	KeHE Distributors LLC
2,000,000	7.625%, 08/15/2021 [2]	1,950,000
	Tops Holding / Tops Markets II
2,292,000	9.000%, 03/15/2021 [2,5,6,9]	614,783
		3,072,283
Food Products: 0.3%
	Dean Foods Co.
465,000	6.500%, 03/15/2023 [2]	447,562

Health Care Providers & Services: 0.6%
	Centene Corp.
1,000,000	5.625%, 02/15/2021	1,023,625

Hotels, Restaurants & Leisure: 0.7%
	Carrols Restaurant Group, Inc.
750,000	8.000%, 05/01/2022	783,750
	International Game Technology
500,000	5.500%, 06/15/2020	515,150
		1,298,900
Household Durables: 0.6%
	AV Homes, Inc.
500,000	6.625%, 05/15/2022	516,875
	The New Home Co., Inc.
500,000	7.250%, 04/01/2022	516,790
		1,033,665
Industrial Conglomerates: 0.5%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
900,000	6.000%, 08/01/2020	911,813

IT Services: 0.6%
	Unisys Corp.
1,000,000	10.750%, 04/15/2022 [2]	1,125,000

Leisure Products: 0.4%
	American Outdoor Brands Corp.
750,000	5.000%, 08/28/2020 [2,5,6]	749,797

Machinery: 0.6%
	Navistar International Corp.
750,000	6.625%, 11/01/2025 [2]	774,375
	Welbilt, Inc.
300,000	9.500%, 02/15/2024	331,875
		1,106,250
Media: 0.8%
	MDC Partners, Inc.
414,000	6.500%, 05/01/2024 [2]	361,215
	Meredith Corp.
500,000	6.875%, 02/01/2026 [2]	494,375
	Salem Media Group, Inc.
500,000	6.750%, 06/01/2024 [2]	456,250
		1,311,840

Metals & Mining: 2.2%
	AK Steel Corp.
500,000	7.625%, 10/01/2021	512,350
	Coeur Mining, Inc.
500,000	5.875%, 06/01/2024	484,375
	Hecla Mining Co.
1,000,000	6.875%, 05/01/2021	1,013,715
	Lundin Mining Corp.
1,000,000	7.875%, 11/01/2022 [2]	1,052,000
	Northwest Acquisitions ULC / Dominion Finco, Inc.
500,000	7.125%, 11/01/2022 [2]	500,000
	Real Alloy Holding, Inc.
250,000	10.000%, 05/31/2023 [2,5,6]	250,000
		3,812,440
Oil, Gas & Consumable Fuels: 3.2%
	Calumet Specialty Products Partners L.P.
100,000	6.500%, 04/15/2021	100,000
1,400,000	7.625%, 01/15/2022	1,407,000
	Genesis Energy L.P. / Genesis Energy Finance Corp.
1,250,000	6.750%, 08/01/2022	1,268,750
	Global Partners / GLP Finance Corp.
1,500,000	6.250%, 07/15/2022	1,462,500
	NGL Energy Partners L.P.
750,000	5.125%, 07/15/2019	753,750
500,000	6.875%, 10/15/2021	508,125
		5,500,125
Paper & Forest Products: 0.2%
	Resolute Forest Products, Inc.
260,000	5.875%, 05/15/2023	264,225

Pharmaceuticals: 0.1%
	Bayer U.S. Finance II LLC
250,000	2.965% (3 Month LIBOR USD + 0.630%), 06/25/2021 [2,3]	250,458

Road & Rail: 0.5%
	Herc Rentals, Inc.
800,000	7.500%, 06/01/2022 [2]	850,000

Specialty Retail: 0.8%
	Caleres, Inc.
1,300,000	6.250%, 08/15/2023	1,345,500

Textiles, Apparel & Luxury Goods: 0.3%
	Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC
500,000	7.500%, 05/01/2025 [2]	500,625

Thrifts & Mortgage Finance: 0.4%
	Nationstar Mortgage LLC
750,000	9.625%, 05/01/2019	755,813

Tobacco: 0.5%
	Alliance One International, Inc.
1,000,000	9.875%, 07/15/2021	916,250

Trading Companies & Distributors: 0.4%
	Avation Capital SA
500,000	6.500%, 05/15/2021 [2]	503,750
	Intrepid Aviation Group Holdings LLC
200,000	6.875%, 02/15/2019 [2]	200,250
		704,000
Total Corporate Bonds
(Cost $51,236,263)		50,384,463

Convertible Bonds: 2.5%
Auto Components: 0.4%
	Horizon Global Corp.
1,000,000	2.750%, 07/01/2022	703,929

Consumer Finance: 0.3%
	EZCORP, Inc.
250,000	2.125%, 06/15/2019	254,005
250,000	2.375%, 05/01/2025 [2]	245,083
		499,088
Electronic Equipment, Instruments & Components: 0.1%
	OSI Systems, Inc.
250,000	1.250%, 09/01/2022	243,142

Health Care Providers & Services: 0.6%
	Aceto Corp.
1,250,000	2.000%, 11/01/2020	960,965

Internet Software & Services: 0.1%
	MINDBODY, Inc.
250,000	0.375%, 06/01/2023 [2]	251,936

IT Services: 0.6%
	Unisys Corp.
695,000	5.500%, 03/01/2021	1,046,162

Machinery: 0.1%
	Navistar International Corp.
100,000	4.500%, 10/15/2018	100,711

Metals & Mining: 0.3%
	Cleveland-Cliffs, Inc.
400,000	1.500%, 01/15/2025	492,280

Total Convertible Bonds
(Cost $4,360,856)		4,298,213

Private Mortgage Backed Obligations: 0.4%
Diversified Financial Services: 0.4%
	HAS Capital Income Opportunity Fund II
642,000	8.000%, 12/31/2024 (Cost $642,000, Acquisition Date 06/10/2016, 09/19/2016) [5,6,8]	661,994

Total Private Mortgage Backed Obligations
(Cost $642,000)		661,994

Total Bonds
(Cost $56,239,119)		55,344,670

Shares
Short-Term Investments: 6.5%
Money Market Funds: 6.5%
11,372,851	Federated U.S. Treasury Cash Reserves - Class I, 1.707% [4]	11,372,851

Total Money Market Funds
(Cost 11,372,851)		11,372,851

Total Short-Term Investments
(Cost $11,372,851)		11,372,851

Total Investments in Securities: 99.5%
(Cost $160,399,979)		173,527,244
Other Assets in Excess of Liabilities: 0.5%		935,512
Total Net Assets: 100.0%		$174,462,756

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
REITS -	Real Estate Investment Trusts
USD -	United States Dollar
[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the value of these securities amounted to $29,363,038 or 16.8% of net assets.
[3]	Variable rate security; rate shown is the rate in effect as of June 30, 2018.
[4]	Annualized seven-day yield as of June 30, 2018.
[5]	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[6]	All or a portion of this security is considered illiquid. As of June 30, 2018, the value of illiquid securities was $3,912,390 or 2.2% of net assets.
[7]	Step-up bond; rate shown is the rate in effecton as of June 30, 2018.
[8]	Security considered restricted. As of June 30, 2018, the value of the security was $661,994 or 0.4% of net assets.
[9]	Security is in default. Coupon income is not being accrued.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2018 (Unaudited)

The Osterweis Strategic Investment Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1,2]	$94,677,577	$–	$863,580	$95,541,157
Convertible Preferred Stocks [1]	–	1,584,597	–	1,584,597
Partnerships & Trusts [1]	9,683,969	–	–	9,683,969
Corporate Bonds [1,2]	–	45,250,469	5,133,994	50,384,463
Convertible Bonds [1]	–	4,298,213	–	4,298,213
Private Mortgage Backed Obligations [1]	–	–	661,994	661,994
Short-Term Investments	11,372,851	–	–	11,372,851
Total Assets:	$115,734,397	$51,133,279	$6,659,568	$173,527,244

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

The following is a reconciliation for the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Senior Corporate Notes	Total
Balance as of March 31, 2018	$-	$5,697,284	$642,000	$132,305	$6,471,589
Acquisitions	1,237,498	245,000	-	-	1,482,498
Dispositions	-	(566,000)	-	-	(566,000)
Accrued discounts/premiums	-	374	-	-	374
Realized gain (loss)	-	20	-	-	20
Change in unrealized appreciation /depreciation	(373,918)	(242,684)	19,994	(132,305)	(728,913)
Transfer in and/or out of Level 3	-		-	-	-
Balance as of June 30, 2018	$863,580	$5,133,994	$661,994	$-	$6,659,568

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2018	$(373,918)	$(404,259)	$19,994	$-	$(758,183)

Type of Security	Fair Value at 06/30/2018	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks	$863,580	Issue Price	Market data	$44,360.79
		Single Broker Quote	Market data	$30.50
Corporate Bonds	$5,133,994	Issue Price	Market data	$100.00
		Transaction Price	Market data	$102.00
		Comparable Securities	Market data	$26.82
		Comparable Securities	Adjustment to yield	(97) bps - 38 bps
Private Mortgage Backed Obligations	$661,994	Discounted Cash Flows	Discount rate to maturity	8.15% - 8.20%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares		Value
Common Stocks: 85.3%
Biotechnology: 5.3%
44,575	Audentes Therapeutics, Inc. [1]	$1,703,211
32,665	Avrobio, Inc. [1]	932,912
11,344	Ligand Pharmaceuticals, Inc. [1]	2,350,137
		4,986,260

Building Products: 2.1%
31,050	Trex Co., Inc. [1]	1,943,419

Computers & Peripherals: 2.9%
112,790	Pure Storage, Inc. - Class A [1]	2,693,425

Construction Materials: 2.4%
87,175	Summit Materials, Inc. - Class A [1]	2,288,344

Consumer Finance: 5.0%
92,310	Enova International, Inc. [1]	3,373,930
34,845	PRA Group, Inc. [1]	1,343,275
		4,717,205

Electronic Equipment, Instruments & Components: 1.6%
35,375	II-VI, Inc. [1]	1,537,044

Energy Equipment & Services: 2.1%
136,665	Solaris Oilfield Infrastructure, Inc. - Class A [1]	1,952,943

Health Care Equipment & Supplies: 8.2%
5,990	Align Technology, Inc. [1]	2,049,418
5,648	Inogen, Inc. [1]	1,052,392
31,050	Insulet Corp. [1]	2,660,985
23,945	iRhythm Technologies, Inc. [1]	1,942,658
		7,705,453

Health Care Technology: 4.5%
30,055	Tabula Rasa HealthCare, Inc. [1]	1,918,411
39,040	Teladoc, Inc. [1]	2,266,272
		4,184,683

Hotels, Restaurants & Leisure: 3.2%
68,705	Planet Fitness, Inc. - Class A [1]	3,018,898

Household Durables: 2.4%
10,841	Cavco Industries, Inc. [1]	2,251,134

Internet Software & Services: 21.3%
11,380	2U, Inc. [1]	950,913
37,190	Alteryx, Inc. - Class A [1]	1,419,170
32,470	AppFolio, Inc. - Class A [1]	1,985,541
59,365	Apptio, Inc. - Class A [1]	2,149,013
66,980	Etsy, Inc. [1]	2,825,886
49,387	GTT Communications, Inc. [1]	2,222,415
17,655	New Relic, Inc. [1]	1,775,916
36,045	Nutanix, Inc. - Class A1	1,858,841
55,460	SendGrid, Inc. [1]	1,470,799
54,664	Zillow Group, Inc. - Class A1	3,266,174
		19,924,668

Life Sciences Tools & Services: 1.9%
11,955	Bio-Techne Corp.	1,768,742

Personal Products: 2.9%
16,760	Medifast, Inc.	2,684,282

Pharmaceuticals: 2.3%
90,085	Collegium Pharmaceutical, Inc. [1]	2,148,527

Software: 5.5%
59,825	Everbridge, Inc. [1]	2,836,901
81,430	Rapid7, Inc. [1]	2,297,955
		5,134,856

Thrifts & Mortgage Finance: 6.8%
52,805	BofI Holding, Inc. [1]	2,160,252
36,950	Essent Group Ltd. [1]	1,323,549
4,462	LendingTree, Inc. [1]	953,976
19,475	Meta Financial Group, Inc.	1,896,865
		6,334,642

Trading Companies & Distributors: 2.2%
24,625	SiteOne Landscape Supply, Inc. [1]	2,067,761

Wireless Telecommunication Services: 2.7%
113,440	Boingo Wireless, Inc. [1]	2,562,610

Total Common Stocks
(Cost $68,185,940)		79,904,896

Short-Term Investments: 16.4%
Money Market Funds: 16.4%
15,412,950	Federated U.S. Treasury Cash Reserves - Class I, 1.707% [2]	15,412,950

Total Money Market Funds
(Cost $15,412,950)		15,412,950

Total Short-Term Investments

(Cost $15,412,950)	15,412,950

Total Investments in Securities: 101.7%
(Cost $83,598,890)	95,317,846
Liabilities in Excess of Other Assets: (1.7)%	(1,575,346)
Total Net Assets: 100.0%	$93,742,500

[1]	Non-income producing security.
[2]	Annualized seven-day yield as of June 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2018 (Unaudited)

The Osterweis Emerging Opportunities Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$79,904,896	$–	$–	$79,904,896
Short-Term Investments	15,412,950	–	–	15,412,950
Total Assets:	$95,317,846	$–	$–	$95,317,846

[1]See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Principal Amount		Value
Bonds: 96.1%
Corporate Bonds: 38.9%
Aerospace & Defense: 2.8%
	General Dynamics Corp.
$2,000,000	2.736% (3 Month LIBOR USD + 0.380%), 05/11/2021 [1]	$2,007,791
	Spirit AeroSystems, Inc.
800,000	3.118% (3 Month LIBOR USD + 0.800%), 06/15/2021 [1]	801,555
		2,809,346
Automobiles: 2.2%
	Ford Motor Co.
1,000,000	7.450%, 07/16/2031	1,177,598
	Harley-Davidson Financial Services, Inc.
1,000,000	2.831% (3 Month LIBOR USD + 0.500%), 05/21/2020 [1,2]	1,002,353
		2,179,951
Banks: 12.1%
	Bank of America Corp.
1,000,000	4.200%, 08/26/2024	1,006,030
	Citigroup, Inc.
1,000,000	4.450%, 09/29/2027	984,737
	Cooperatieve Rabobank UA
750,000	4.625%, 12/01/2023	756,351
	HSBC Holdings Plc
1,000,000	4.375%, 11/23/2026	984,701
	JPMorgan Chase & Co.
2,835,000	5.829% (3 Month LIBOR USD + 3.470%), 07/30/2018 [1,3]	2,859,806
	Metropolitan Life Global Funding I
600,000	1.950%, 12/03/2018 [2]	598,650
	National Australia Bank Ltd.
500,000	2.500%, 05/22/2022	479,360
1,000,000	3.375%, 01/14/2026	969,233
	Royal Bank of Scotland Group Plc
1,000,000	4.892% (3 Month LIBOR USD + 1.754%), 05/18/2029 [1]	997,481
	Santander UK Plc
1,000,000	2.920% (3 Month LIBOR USD + 0.620%), 06/01/2021 [1]	999,850
	Svenska Handelsbanken AB
250,000	2.800% (3 Month LIBOR USD + 0.470%), 05/24/2021 [1]	250,159
	Wells Fargo & Co.
1,000,000	6.600%, 01/15/2038	1,248,687
		12,135,045
Beverages: 1.5%
	Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.000%, 04/13/2028	999,681
	Diageo Capital Plc
500,000	2.566% (3 Month LIBOR USD + 0.240%), 05/18/2020 [1]	500,352
		1,500,033
Biotechnology: 1.5%
	Amgen, Inc.
500,000	1.900%, 05/10/2019	496,848

1,000,000	2.650%, 05/11/2022	969,303
		1,466,151
Capital Markets: 4.0%
	Bank of New York Mellon Corp.
1,000,000	3.850%, 04/28/2028	1,011,245
	Charles Schwab Corp.
500,000	2.649% (3 Month LIBOR USD + 0.320%), 05/21/2021 [1]	502,238
	Goldman Sachs Group, Inc.
1,133,000	5.950%, 01/15/2027	1,229,401
	Moody's Corp.
500,000	2.625%, 01/15/2023	479,470
	Morgan Stanley
750,000	4.350%, 09/08/2026	741,024
		3,963,378
Computers & Peripherals: 1.4%
	Apple, Inc.
1,500,000	3.200%, 05/11/2027	1,448,364

Consumer Finance: 1.0%
	American Express Co.
1,000,000	2.846% (3 Month LIBOR USD + 0.525%), 05/17/2021 [1]	1,003,198

Diversified Telecommunication Services: 0.9%
	AT&T, Inc.
1,000,000	4.500%, 03/09/2048	865,381

Food & Staples Retailing: 1.0%
	Walmart, Inc.
1,000,000	2.556% (3 Month LIBOR USD + 0.230%), 06/23/2021 [1]	1,001,850

Health Care Providers & Services: 1.5%
	CVS Health Corp.
500,000	4.300%, 03/25/2028	494,175
	UnitedHealth Group, Inc.
1,000,000	3.850%, 06/15/2028	1,002,786
		1,496,961
Industrial Conglomerates: 0.2%
	Siemens Financieringsmaatschappij NV
250,000	2.700%, 03/16/2022 [2]	243,710

Insurance: 0.7%
	New York Life Global Funding
750,000	2.000%, 04/09/2020 [2]	736,585

Leisure Products: 0.1%
	Brunswick Corp.
125,000	4.625%, 05/15/2021 [2]	125,032

Machinery: 1.0%
	John Deere Capital Corp.
1,000,000	2.556% (3 Month LIBOR USD + 0.180%), 01/07/2020 [1]	1,000,583

Mortgage Real Estate Investment Trust - REITS: 1.0%
	USAA Capital Corp.
1,000,000	3.000%, 07/01/2020 [2]	1,000,233

Oil, Gas & Consumable Fuels: 2.4%
	BP Capital Markets Plc
1,000,000	2.520%, 09/19/2022	965,262
	XTO ENERGY, Inc.
1,100,000	6.750%, 08/01/2037	1,453,908
		2,419,170
Pharmaceuticals: 1.8%
	Bayer U.S. Finance II LLC
750,000	2.965% (3 Month LIBOR USD + 0.630%), 06/25/2021 [1,2]	751,374
1,000,000	4.875%, 06/25/2048 [2]	1,006,791
		1,758,165
Semiconductors & Semiconductor Equipment: 1.3%
	Applied Materials, Inc.
250,000	3.300%, 04/01/2027	242,912
	Texas Instruments, Inc.
1,000,000	4.150%, 05/15/2048	1,017,472
		1,260,384
Specialty Retail: 0.5%
	The Home Depot, Inc.
500,000	2.800%, 09/14/2027	464,933

Total Corporate Bonds
(Cost $39,552,201)		38,878,453

Mortgage Backed Securities: 49.0%
	Federal Home Loan Mortgage Corporation Gold Pool: 6.3%
	FG Q30868
1,111,786	3.500%, 01/01/2045	1,111,017
	FG G08775
5,050,378	4.000%, 08/01/2047	5,157,577
		6,268,594
	Federal Home Loan Mortgage Corporation REMICS: 8.3%
	Series FHR 2512 SI
1,769,640	5.427% (1 Month LIBOR USD + 7.500%), 04/15/2024 [1,6,8]	151,669
	Series FHR 4016 AI
8,236,454	3.000%, 09/15/2025 [8]	286,100
	Series FHR 3941 IA
6,534,021	3.000%, 10/15/2025 [8]	220,547
	Series FHR 4048 IK
7,533,357	3.000%, 05/15/2027 [8]	647,243
	Series FHR 4216 EI
7,514,393	3.000%, 06/15/2028 [8]	719,609
	Series FHR 4360 BI
4,258,005	2.500%, 11/15/2028 [8]	274,195
	Series FNR 2016-08 CI
15,076,205	3.000%, 03/25/2031 [8]	1,659,132
	Series FHR 4341 MI
3,310,934	4.000%, 11/15/2031 [8]	498,533

	Series FHR 4093 IB
3,893,992	4.000%, 08/15/2032 [8]	602,440
	Series FHR 4114 MI
4,948,581	3.500%, 10/15/2032 [8]	723,487
	Series FHR 3171 OJ
997,555	N/A%, 06/15/2036 [5]	750,266
	Series FHR 3339 JS
68,826	29.359% (1 Month LIBOR USD + 42.835%), 07/15/2037 [1,6,8]	121,264
	Series FHR 4121 IM
8,084,806	4.000%, 10/15/2039 [8]	1,008,061
	Series FHR 4076 LF
564,213	2.373% (1 Month LIBOR USD + 0.300%), 07/15/2042 [1]	564,494
	Series FHR 4495 PI
734,454	4.000%, 09/15/2043 [8]	120,841
		8,347,881
	Federal Home Loan Mortgage Corporation Strips: 2.5%
	Series FHS 288 IO
4,099,129	3.000%, 10/15/2027 [8]	359,942
	Series FHS 237 S34
805,611	5.427% (1 Month LIBOR USD + 7.500%), 05/15/2036 [1,6,8]	136,880
	Series FHS 264 F1
1,173,526	2.623% (1 Month LIBOR USD + 0.550%), 07/15/2042 [1]	1,191,392
	Series FHS 272 F2
806,035	2.623% (1 Month LIBOR USD + 0.550%), 08/15/2042 [1]	817,728
		2,505,942
	Federal National Mortgage Association Interest Strips: 0.9%
	Pool FNS 421 C4
6,292,639	4.500%, 01/25/2030 [8]	696,147
	Pool FNS 421 C3
296,461	4.000%, 07/25/2030 [8]	36,503
	Pool FNS 387 7
838,807	5.500%, 04/25/2038 [8]	180,759
		913,409
	Federal National Mortgage Association Pool: 27.5%
	FN AL2519
1,744,921	4.500%, 07/01/2040	1,836,613
	FN AS5460
3,799,474	3.500%, 07/01/2045	3,794,754
	FN AS6520
3,740,460	3.500%, 01/01/2046	3,735,235
	FN MA3088
4,564,753	4.000%, 08/01/2047	4,661,593
	FN MA3101
3,444,269	4.500%, 08/01/2047	3,597,628
	FN MA3121
5,075,964	4.000%, 09/01/2047	5,184,176
	FN MA3149
4,642,184	4.000%, 10/01/2047	4,741,391
		27,551,390
	Federal National Mortgage Association REMICS: 3.3%
	Series FNR 2003-64 HQ
32,062	5.000%, 07/25/2023	33,148

	Series FNR 1996-45 SI
916,697	5.159% (1 Month LIBOR USD + 7.250%), 02/25/2024 [1,6,8]	83,825
	Series FNR 1997-65 SI
1,315,176	5.915% (1 Month LIBOR USD + 8.000%), 09/17/2027 [1,6,8]	182,681
	Series FNR 2013-29 BI
11,777,608	2.500%, 04/25/2028 [8]	944,601
	Series FNR 2015-34 AI
10,366,153	4.500%, 06/25/2030 [8]	707,376
	Series FNR 2014-81 TI
1,080,930	4.500%, 12/25/2034 [8]	167,370
	Series FNR 2013-22 TO
1,017,653	N/A%, 03/25/2043 [5]	754,609
	Series FNR 2014-37 PI
2,191,889	5.500%, 06/25/2044 [8]	387,933
		3,261,543
	Government National Mortgage Association: 0.2%
	Series GNR 2010-67 VI
1,178,361	5.000%, 05/20/2021 [8]	81,773
	Series GNR 2014-74 GI
730,630	4.000%, 05/16/2029 [8]	70,169
	Series GNR 2010-47 BX
640,784	4.465% (1 Month LIBOR USD + 6.550%), 08/16/2034 [1,6,8]	81,618
		233,560
Total Mortgage Backed Securities
(Cost $50,442,704)		49,082,319

United States Government Securities: 8.2%
	United States Treasury Inflation Indexed Bonds
4,277,000	0.125%, 04/15/2019	4,252,385
1,513,005	0.625%, 04/15/2023	1,510,596
2,539,325	0.500%, 01/15/2028	2,485,237
		8,248,218
Total United States Government Securities
(Cost $8,254,439)		8,248,218

Total Bonds
(Cost $98,249,344)		96,208,990

Short-Term Investments: 3.4%
Commercial Paper: 2.0%
Aerospace & Defense: 1.0%
	Northrop Grumman Corp.
1,000,000	2.471%, 08/29/2018 [2,7]	995,767

Diversified Telecommunication Services: 0.5%
	AT&T, Inc.
500,000	2.407%, 07/20/2018 [2,7]	499,326

Household Products: 0.5%
	Clorox Co.
500,000	2.282%, 07/20/2018 [2,7]	499,822

Total Commercial Paper
(Cost $1,995,208)		1,994,915

United States Government Securities: 1.0%
	United States Treasury Bills
500,000	1.869%, 01/31/2019 [7,9]	493,935
500,000	2.303%, 06/20/2019 [7,9]	489,006
		982,941
Total United States Government Securities
(Cost $983,476)		982,941

Shares
Money Market Funds: 0.4%
379,651	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.800% [4]	379,651
Total Money Market Funds
(Cost $379,651)		379,651
Total Short-Term Investments
(Cost $3,358,335)		3,357,507

Total Investments in Securities: 99.5%
(Cost $101,607,679)		99,566,497
Other Assets in Excess of Liabilities: 0.5%		490,929
Total Net Assets: 100.0%		$100,057,426

REITS -	Real Estate Investment Trusts
LIBOR -	London Interbank Offered Rate
USD -	United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2018.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the value of these securities amounted to $7,459,643, or 7.5% of net assets.
[3]	Perpetual call date security. Date shown is next call date
[4]	Annualized seven-day yield as of June 30, 2018.
[5]	Zero coupon security.
[6]	Inverse floating rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
[7]	Rate represents the yield to maturity from purchase price.
[8]	Interest only security.
[8]	The security or a portion of this security has been deposited as initial margin on open futures contracts and another portion is designated as collateral for futures contracts. As of June 30, 2018, the total value of securities designated as collateral was $607,385, or 0.6% of net assets.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF FUTURES CONTRACTS at JUNE 30, 2018 (Unaudited)

The Osterweis Total Return Fund (the "Fund") had the following futures contracts outstanding with Credit Suisse.

			Unrealized
Short Futures	Number of	Notional	Appreciation
Contracts Outstanding	Contracts	Amount	(Depreciation)
US 5 Year Treasury Note CBT (09/2018)	(135)	$ (1,310,506,093)	$ (32,969)
US 10 Year Ultra Treasury Bond (09/2018)	(128)	(1,266,832,520)	(126,688)
US 10 Year Treasury Note CBT (09/2018)	(80)	(801,698,700)	(28,750)
US Long Treasury Bond CBT (09/2018)	(60)	(730,887,000)	(37,500)
US 2 Year Treasury Note CBT (09/2018)	(43)	(845,552,213)	(4,031)
		$ (4,955,476,526)	$ (229,938)

Summary of Fair Value Disclosure at June 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds [1]	$-	$38,878,453	$-	$38,878,453
Mortgage Backed Securities	–	49,082,319	–	49,082,319
United States Government Securities [2]	–	8,248,218	–	8,248,218
Short-Term Investments	379,651	2,977,856	–	3,357,507
Total Assets:	$379,651	$99,186,846	$–	$99,566,497

Other Financial Instruments [3]:
Interest Rate Contracts - Futures	$(229,938)	$–	$–	$(229,938)
Total Other Financial Instruments	$(229,938)	$–	$–	$(229,938)

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for security type breakouts.
[3] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.

The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Fair values of derivative instruments as of June 30, 2018 (Unaudited)
	Asset Derivatives as of June 30, 2018		Liability Derivatives as of June 30, 2018
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Contracts - Futures	None	$ -	Variation margin payable	$ 229,938

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2018:

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Liabilities
Variation Margin on Futures	$229,938	$ -	$ 229,938	$ -	$ 229,938	$ -
Total

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richrds
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                         August  24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                        August  24, 2018

By (Signature and Title)* /s/ Aaron J. Perkovich
                                              Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                        August  27, 2018

* Print the name and title of each signing officer under his or her signature.